VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

16. VALUATION AND QUALIFYING ACCOUNTS

(in thousands)	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Deductions And Write-offs	Balance at End of Year
Allowance for doubtful accounts:
Year ended December 31, 2009	$456	53	44	$465

Year ended December 31, 2010	$465	207	427	$245

Year ended December 31, 2011	$245	23	166	$102